AMOUNTS DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Amounts Due To Related Parties
AMOUNTS DUE TO RELATED PARTIES

NOTE－9 AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of December 31,
	2023	2022
	$’000	$’000

Due to related parties
- P4 Engineering Industrial Pte Ltd(1)	-	907
- Yin Zhan Holdings Pte Ltd(2)	582	510
Due to directors	14,517	15,750

	15,099	17,167

The entities are related parties of the Company as follows:

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.

The amounts due to related parties are unsecured, interest-free and non-repayable on demand.

The amount due to Directors bear an interest rate of 4.88% per annum, effective January 1, 2024. The loan is unsecured and payable on demand.